Consolidated Statements of Comprehensive Income (Loss) (USD $)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	20 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013
Consolidated Statements Of Comprehensive Income Loss
Net loss	$ (1,458,408)	$ (1,619,343)	$ (3,311,969)	$ (3,105,939)	$ (4,386,993)	$ (7,492,931)
Gain/(loss) on foreign currency conversion	14,359	1,112,697	1,331,745	(285,622)	1,217,828	932,206
Total comprehensive loss	$ (1,444,049)	$ (506,646)	$ (1,980,224)	$ (3,391,561)	$ (3,169,165)	$ (6,560,725)